Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PGIM Rock ETF Trust
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM S&P 500 Buffer 12 ETF – January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - January
Class Name	PGIM S&P 500 Buffer 12 ETF - January
Trading Symbol	JANP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains i mport ant information about the PGIM S&P 500 Buffer 12 ETF - January (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE
THE
FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – January	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 7,866,264
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,866,264
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.4%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - January
Class Name	PGIM S&P 500 Buffer 20 ETF - January
Trading Symbol	PBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important i nfor mation about the PGIM S&P 500 Buffer 20 ETF - January (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – January	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 42,993,025
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 42,993,025
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(2.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - February
Class Name	PGIM S&P 500 Buffer 12 ETF - February
Trading Symbol	FEBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - February (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – February	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 8,229,259
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 8,229,259
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACT
ERI
STICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - February
Class Name	PGIM S&P 500 Buffer 20 ETF - February
Trading Symbol	PBFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - February (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT
WERE
THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – February	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 13,018,470
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 13,018,470
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARAC
TE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.0%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(3.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - March
Class Name	PGIM S&P 500 Buffer 12 ETF - March
Trading Symbol	MRCP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - March (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – March	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 7,775,881
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STA TIST ICS AS OF 4/30/2025?
Fund’s net assets	$ 7,775,881
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - March
Class Name	PGIM S&P 500 Buffer 20 ETF - March
Trading Symbol	PBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - March (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093
from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – March	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 12,313,927
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 12,313,927
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.4%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(3.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - April
Class Name	PGIM S&P 500 Buffer 12 ETF - April
Trading Symbol	APRP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - April (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE F
U
ND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – April	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 8,728,903
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 8,728,903
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.5%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(5.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - April
Class Name	PGIM S&P 500 Buffer 20 ETF - April
Trading Symbol	PBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - April (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – April	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 19,362,430
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 19,362,430
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Inve st ment	1.1%
Options Written	(5.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - May
Class Name	PGIM S&P 500 Buffer 12 ETF - May
Trading Symbol	MAYP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - May (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – May	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 6,046,324
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,046,324
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(3.1)%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM S&P 500 Buffer 20 ETF – May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - May
Class Name	PGIM S&P 500 Buffer 20 ETF - May
Trading Symbol	PBMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - May (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – May	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 6,600,564
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,600,564
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(3.1)%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

PGIM S&P 500 Buffer 12 ETF – June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - June
Class Name	PGIM S&P 500 Buffer 12 ETF - June
Trading Symbol	JUNP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - June (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a per cent age of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – June	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 6,356,993
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,356,993
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.4%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(0.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – June
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - June
Class Name	PGIM S&P 500 Buffer 20 ETF - June
Trading Symbol	PBJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - June (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – June	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 8,985,336
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 8,985,336
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HO
LDI
NGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.4%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(0.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF – July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - July
Class Name	PGIM S&P 500 Buffer 12 ETF - July
Trading Symbol	JULP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - July (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – July	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 8,931,418
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 8,931,418
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.4%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(0.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF – July
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - July
Class Name	PGIM S&P 500 Buffer 20 ETF - July
Trading Symbol	PBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - July (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – July	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 10,517,860
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 10,517,860
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.3%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(0.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - August
Class Name	PGIM S&P 500 Buffer 12 ETF - August
Trading Symbol	AUGP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - August (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – August	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 5,015,784
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,015,784
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.6%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(1.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - August
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - August
Class Name	PGIM S&P 500 Buffer 20 ETF - August
Trading Symbol	PBAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - August (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – August	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 6,081,707
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,081,707
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(0.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - September
Class Name	PGIM S&P 500 Buffer 12 ETF - September
Trading Symbol	SEPP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - September (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – September	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 6,289,852
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,289,852
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	100.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Options Written	(1.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - September
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - September
Class Name	PGIM S&P 500 Buffer 20 ETF - September
Trading Symbol	PBSE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - September (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – September	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 5,771,065
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,771,065
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(1.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - October
Class Name	PGIM S&P 500 Buffer 12 ETF - October
Trading Symbol	OCTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - October (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-209
3 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – October	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 6,800,728
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,800,728
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.7%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(2.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - October
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - October
Class Name	PGIM S&P 500 Buffer 20 ETF - October
Trading Symbol	PBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - October (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – October	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 7,339,412
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,339,412
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(1.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - November
Class Name	PGIM S&P 500 Buffer 12 ETF - November
Trading Symbol	NOVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - November (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – November	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 5,039,234
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,039,234
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.3%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(3.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - November
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - November
Class Name	PGIM S&P 500 Buffer 20 ETF - November
Trading Symbol	PBNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - November (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – November	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 7,682,816
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,682,816
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(2.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 12 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 12 ETF - December
Class Name	PGIM S&P 500 Buffer 12 ETF - December
Trading Symbol	DECP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - December (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – December	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 6,965,106
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,965,106
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Buffer 20 ETF - December
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Buffer 20 ETF - December
Class Name	PGIM S&P 500 Buffer 20 ETF - December
Trading Symbol	PBDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - December (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – December	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 25,632,480
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 25,632,480
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.6%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(2.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Laddered S&P 500 Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered S&P 500 Buffer 12 ETF
Class Name	PGIM Laddered S&P 500 Buffer 12 ETF
Trading Symbol	BUFP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 12 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 38,541,726
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 38,541,726
Number of fund holdings	13
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.6%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Laddered S&P 500 Buffer 20 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered S&P 500 Buffer 20 ETF
Class Name	PGIM Laddered S&P 500 Buffer 20 ETF
Trading Symbol	PBFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 20 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 20 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 38,095,456
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 38,095,456
Number of fund holdings	13
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.5%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - January
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - January
Trading Symbol	PQJA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - January (the “Fund”) for the period of December 27, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - January	$17	0.50%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.50%
Net Assets	$ 3,873,337
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 3,873,337
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(5.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - April
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - April
Trading Symbol	PQAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - April (the “Fund”) for the period of December 27, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - April	$17	0.50%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.50%
Net Assets	$ 6,264,010
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,264,010
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.0%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(7.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF - July
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - July
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - July
Trading Symbol	PQJL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - July (the “Fund”) for the period of December 27, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - July	$17	0.50%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.50%
Net Assets	$ 2,450,812
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,450,812
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.5%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(2.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Nasdaq-100 Buffer 12 ETF-October
Shareholder Report [Line Items]
Fund Name	PGIM Nasdaq-100 Buffer 12 ETF - October
Class Name	PGIM Nasdaq-100 Buffer 12 ETF - October
Trading Symbol	PQOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - October (the “Fund”) for the period of December 27, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - October	$17	0.50%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.50%
Net Assets	$ 2,915,001
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,915,001
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.1%
Affiliated Mutual Fund - Short-Term Investment	2.1%
Options Written	(4.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Laddered Nasdaq-100 Buffer 12 ETF
Shareholder Report [Line Items]
Fund Name	PGIM Laddered Nasdaq-100 Buffer 12 ETF
Class Name	PGIM Laddered Nasdaq-100 Buffer 12 ETF
Trading Symbol	PBQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Fund”) for the period of December 27, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Nasdaq-100 Buffer 12 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 8,344,565
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 8,344,565
Number of fund holdings	5
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - January
Class Name	PGIM S&P 500 Max Buffer ETF - January
Trading Symbol	PMJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - January (the “Fund”) for the period of December 31, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - January	$16	0.50%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.50%
Net Assets	$ 2,500,818
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,500,818
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.0%
Affiliated Mutual Fund - Short-Term Investment	2.4%
Options Written	(1.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - February
Class Name	PGIM S&P 500 Max Buffer ETF - February
Trading Symbol	PMFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - February (the “Fund”) for the period of January 31, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - February	$12	0.50%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.50%
Net Assets	$ 3,473,452
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 3,473,452
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.8%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(1.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - March
Class Name	PGIM S&P 500 Max Buffer ETF - March
Trading Symbol	PMMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - March (the “Fund”) for the period of February 28, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - March	$8	0.50%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.50%
Net Assets	$ 2,235,629
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,235,629
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(1.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM S&P 500 Max Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - April
Class Name	PGIM S&P 500 Max Buffer ETF - April
Trading Symbol	PMAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - April (the “Fund”) for the period of March 31, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - April	$4	0.50%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.50%
Net Assets	$ 2,506,689
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,506,689
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARAC
TE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.1%
Affiliated Mutual Fund - Short-Term Investment	0.2%
Options Written	(4.5)%
97.8%
Other assets in excess of liabilities	2.2%
100.0%

PGIM S&P 500 Max Buffer ETF - May
Shareholder Report [Line Items]
Fund Name	PGIM S&P 500 Max Buffer ETF - May
Class Name	PGIM S&P 500 Max Buffer ETF - May
Trading Symbol	PMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - May (the “Fund”) for the period of April 30, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - May	$0*	0.50%
*The amount rounds to zero. This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.

Expenses Paid, Amount	$ 0 [1]
Expense Ratio, Percent	0.50%
Net Assets	$ 2,000,043
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,000,043
Number of fund holdings	4
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.0%
Affiliated Mutual Fund - Short-Term Investment	100.0%
Options Written	(3.1)%
198.9%
Liabilities in excess of other assets	(98.9)%
100.0%

[1]	The amount rounds to zero. This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.